Dear Fellow Shareholders,

   We are pleased to enclose our semi-annual report for the six months ended March 31, 1997. Net assets per share rose to $11.18, compared with $10.90 per share on September 30, 1996, and $10.42 on March 31, 1996. Total net assets were $1,577,417,282 compared with $1,200,483,907 on September 30, 1996, and
$893,283,421 on March 31, 1996. The rise in net assets has facilitated yet another decline in our expense ratio to - .64%. Our trailing one-, five-,and ten-year average annual total return figures are 17.57%, 14.73%, and 10.36%, respectively.

   Much is being made of late of "fund families". Our approach has been somewhat different in that at Northeast we have concentrated our efforts exclusively on our two long-established funds, not a fund-of-the-week stable from which a new horse is constantly being selected for aggressive promotion, as less successful contemporaneously launched entries get quietly scratched (a phenomenon noted and recently critically commented on by Securities and Exchange Commission spokepersons). Even more troubling in our view are the attempts of some conglomerates to circumvent important investor protections provided by the securities legislation of the 1930s and 1940s. These statutes came into being to counteract and safeguard against the very real abuses of the 1920s in terms of conflicts of interest, "stuffing" (putting underwritings that went poorly into captive mutual funds), churning and other even more nefarious activities.

   Now we see Wall Street firms acting as underwriters, lenders, mutual fund managers, investment advisors, marketers, and investors for their own accounts, as well as performing the traditional brokerage house role. To our thinking, putative "Chinese Walls" offer just too little protection in the face of much temptation, especially when large sums of money are at stake.

   Coming originally from a specialist legal background, my personal instinct has always been to focus on trying to do just one thing well: in our case, the management of money, a task that in itself is most difficult. We in management at Northeast, with very significant percentages of our own net worths invested in the Trust, feel that we have a single-minded, unconflicted mutuality of interest with its other holders.

   As of the reporting date, the Trust had roughly 14% of its assets in U.S. Treasury bills and other cash items, reflecting the historically low spread currently existing between high yield debt issues and investment grade bonds, as well as the high level of equity prices. We also continued a portfolio shift towards an increased weighting of shorter-term securities. In addition, of note to shareholders is the Trust's realization to date of net capital gains well exceeding our capital loss carryforward as of this writing. Should this condition continue, a capital gains distribution at year-end may be mandated.

   Finally, with great regret we record the passing of Hollis P. Nichols, the founder of Northeast Investors Trust, on January 16, 1997 at the age of 87. He was a man of keen intellect and extraordinary financial insight and a mentor to us all.


                           Respectfully submitted,







                           Ernest E. Monrad

                           Chairman of Trustees

May 10, 1997


Distribution Per Share
Fiscal                            At End of Fiscal Year                       During Fiscal Year               Average
====================================================================================================================================
Year         Approximate             Full      Net Asset           Total         From            From          Monthly
Ended          Number of           Shares          Value             Net          Net        Realized         Offering
Sept. 30,   Shareholders      Outstanding      Per Share          Assets       Income            Gain            Price
====================================================================================================================================

1950(a)               67           27,685        $10.12        $ 280,172         $0.22        $0.0000           $ 9.86
1951                 113           51,070         11.09          566,238         0.60          0.2709            10.71
1952                 159           78,519         11.33          889,359         0.61          0.2597            11.28
1953                 193           96,413         10.83        1,044,115         0.65          0.1046            11.57
1954                 290          131,031         14.17        1,855,734         0.61          0.2269            12.75
1955                 366          159,278         16.93        2,695,322         0.675         0.3886            16.30
1956                 417          168,256         16.87        2,837,437         0.745         0.3185            17.65
1957                 437          180,360         14.57        2,626,103         0.76          1.2450            16.72
1958                 505          210,929         16.55        3,489,777         0.76          0.6658            15.75
1959                 694          259,709         16.77        4,354,809         0.76          1.6951            18.36
1960                 884          316,915         15.73        4,986,360         0.79          0.5663            16.58
1961               1,156          391,126         17.23        6,739,320         0.80          0.8179            17.33
1962               1,508          492,454         16.48        8,111,024         0.80          0.4345            17.45
1963               2,142          676,976         17.80       12,046,866         0.80          0.4134            17.70
1964               2,800          981,037         18.48       18,122,167         0.83          0.4899            18.36
1965               3,380        1,238,570         18.46       22,855,525         0.84          0.4642            18.80
1966               3,678        1,445,424         16.03       23,163,540         0.86          0.4346            18.08
1967               3,773        1,644,607         17.31       28,454,561         0.90          0.3157            17.08
1968               3,932        1,954,413         17.74       34,657,130         0.94          0.4357            17.31
1969               4,396        2,225,423         15.30       34,032,661         0.99          0.4378            17.07
1970               5,066        2,618,638         14.15       37,049,008         1.035         0.0000            14.57
1971               5,574        3,174,649         15.23       48,329,677         1.10          0.0000            15.04
1972               6,276        3,924,201         15.75       61,787,749         1.15          0.0000            15.74
1973               7,269        4,541,622         15.18       68,896,938         1.14          0.0000            15.62
1974               7,380        4,735,497         12.35       58,446,955         1.16          0.0000            13.95
1975               8,354        5,995,696         13.04       78,126,666         1.21          0.0000            13.10
1976              10,023        8,067,930         14.57      117,514,100         1.25          0.0000            14.02
1977              12,871       10,781,998         14.93      160,882,937         1.28          0.0000            14.96
1978              13,717       11,838,531         14.03      166,015,297         1.28          0.0000            14.34
1979              13,924       12,463,013         13.01      162,045,583         1.285         0.0000            13.89
1980              13,086       12,405,590         11.26      139,586,138         1.34          0.0000            11.78
1981              11,828       12,249,619          9.38      114,852,760         1.395         0.0000            10.35
1982              12,792       13,360,184         10.88      145,243,484         1.41          0.0000            10.01
1983              13,027       14,361,773         11.83      169,821,605         1.44          0.0000            11.96
1984              11,634       15,324,746         10.98      168,229,381         1.46          0.0000            10.34
1985              11,991       17,887,582         12.19      217,989,344         1.46          0.0000            11.77
1986              14,431       23,037,102         13.60      313,197,229         1.46          0.0000            13.17
1987              17,532       26,987,069         12.89      347,841,198         1.46          0.0000            13.63
1988              19,107       33,268,240         12.16      404,218,905         1.94          0.0000            12.13
1989              18,749       34,498,332         11.18      385,389,718         1.54          0.0000            11.64
1990              16,895       31,459,941          8.81      277,133,819         1.43          0.0000             9.78
1991              15,747       35,220,038          8.83      310,667,350         1.34          0.0000             8.36
1992              15,918       47,684,814          9.50      452,773,909         1.15          0.0000             9.22
1993              16,209       47,797,167          9.94      474,975,825         1.02          0.0000             9.68
1994              17,460       58,148,389         10.02      582,093,443         .99           0.0000            10.27
1995              20,644       77,209,155         10.33      797,559,000         .96           0.0000            10.01
1996              24,631      110,229,375         10.90    1,200,483,907         .99           0.0000            10.46
1997(b)           29,106      141,143,178         11.18    1,577,417,282         .52           0.0000            11.11

(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.
(b) Six months ended March 31, 1997.


Average Annual Total Return (unaudited):
     One year ended March 31, 1997........................................17.57%
     Five years ended March 31, 1997......................................14.73%
     Ten years ended March 31, 1997.......................................10.36%

Yield calculated as of March 31, 1997 (unaudited):                         8.02%


                                                                                                    %of
                                                                                  Market Value       Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds

    Apparel                                                                    $    41,681,583           2.64%
    Automobile & Trucks                                                              1,515,000            .10%
    Automotive Products                                                             30,368,600           1.92%
    Building & Construction                                                         26,426,156           1.68%
    Chemicals                                                                       63,785,470           4.04%
    Computer Software &Service                                                      25,278,510           1.60%
    Conglomerate                                                                    16,823,523           1.07%
    Electronics                                                                      3,189,900            .20%
    Food & Beverage                                                                 32,264,075           2.04%
    Food Service                                                                    11,150,000            .71%
    Furniture                                                                       12,100,000            .77%
    Gaming                                                                         182,228,004          11.55%
    Grocery Stores                                                                  98,380,625           6.24%
    Insurance                                                                        7,057,080            .45%
    Metals & Mining                                                                 16,257,500           1.03%
    Oil &Gas Exploration                                                            10,900,000            .69%
    Packaging & Container                                                           82,945,600           5.26%
    Paper &Forest Products                                                          33,287,495           2.11%
    Petroleum & Drilling                                                            56,387,252           3.57%
    Publishing & Printing                                                           22,857,800           1.45%
    Real Estate                                                                     36,305,663           2.30%
    Recreation                                                                      29,337,562           1.86%
    Retail                                                                          33,394,771           2.12%
    Retail Food Chains                                                              57,138,851           3.62%
    Telecommunications                                                               9,571,120            .61%
    Tobacco & Distilling                                                             1,057,500            .07%
    Transportation                                                                  12,325,335            .78%
    Miscellaneous                                                                   70,644,777           4.48%
    Total Corporate Bonds                                                        1,024,659,752          64.96%
    Total Treasury Bills                                                           172,147,500          10.91%
    Total Foreign Bonds                                                             57,181,062           3.62%
    Total Common Stocks                                                            195,312,461          12.38%
    Total Preferred Stocks                                                          73,144,631           4.64%
    Total Warrants and Units                                                         6,768,638            .43%
    Total Repurchase Agreement                                                      44,006,882           2.79%
    Total Investments                                                            1,573,220,926          99.73%
    Cash &Receivables                                                               41,480,996           2.63%
    Total Assets                                                                 1,614,701,922         102.36%
    Less Liabilities                                                               (37,284,640)         (2.36%)
    Net Assets                                                                   $1,577,417,282         100.00%



Corporate Bonds--                                                                                     Market
Name of Issuer                                                                    Principal            Value (Note B)
---------------------------------------------------------------------------------------------------------------------------------
Apparel--2.64%
---------------------------------------------------------------------------------------------------------------------------------

     JPS Textile Group, Inc. Sen. Sub. Disc. Notes, 10.25%, 6/01/99~.........  $  6,143,000    $  4,207,955
     JPS Textile Group, Inc. Sen. Sub. Disc. Notes, 10.85%, 6/01/99~.........    14,592,000       9,995,520
     JPStevens Debentures, 9%, 3/01/17^......................................    12,671,000      12,861,065
     Samsonite Corp. Senior Sub. Notes, 11.125%, 7/15/05.....................     2,667,000       3,007,043
     United States Leather, Inc. Senior Notes, 10.25%, 7/31/03^..............    13,500,000      11,610,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 41,681,583
Automobile & Trucks--.10%
----------------------------------------------------------------------------------------------------------------------------------
     Speedy Muffler King, Inc. Senior Notes, 10.875%, 10/01/06...............     1,500,000       1,515,000



Automotive Products--1.92%
----------------------------------------------------------------------------------------------------------------------------------
     Exide Corp. Senior Notes, 10.75%, 12/15/02..............................     9,090,000       9,158,175
     Exide Corp. Senior Sub. Deb., 0/12.25%, 12/15/04#.......................     8,455,000       7,905,425
     SPXCorporation Senior Sub. Notes, 11.75%, 6/01/02.......................    12,000,000      13,305,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 30,368,600


Building & Construction--1.68%
----------------------------------------------------------------------------------------------------------------------------------
     Aluma Systems Corp., 9.86%, 2/01/10.....................................    13,492,723       9,444,906
     American Standard Sen. Sub. Deb., 0/10.5%, 6/01/05#.....................     5,000,000       4,750,000
     Associated Materials Senior Sub. Notes, 11.5%, 8/15/03..................     6,200,000       6,370,500
     Nortek, Inc. Senior Sub. Notes, 9.875%, 3/01/04                              5,950,000       5,860,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 26,426,156

Chemicals--4.04%
---------------------------------------------------------------------------------------------------------------------------------
     Indspec Chemical Corp. Sen. Disc. Notes, 0/11.5%, 12/01/03#^............    15,869,000      14,758,170
     NL Industries Senior Disc. Notes, 0/13%, 10/15/05#^.....................    17,460,000      15,670,350
     Pioneer Americas Acq. Senior Notes, 13.375%, 4/01/05....................    12,500,000      14,593,750
     Plastic Specialties & Technologies Sen. Notes, 11.25%, 12/01/03^........    12,000,000      12,960,000
     Uniroyal Technology Senior Notes, 11.75%, 6/01/03.......................     6,045,000       5,803,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 63,785,470

Computer Software & Service--1.60%
----------------------------------------------------------------------------------------------------------------------------------
     Unisys Corp. Notes, 15%, 7/01/97........................................    16,751,000      16,918,510
     Unisys Corp. Senior Notes, 12%, 4/15/03.................................     8,000,000       8,360,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 25,278,510

Conglomerate--1.07%
---------------------------------------------------------------------------------------------------------------------------------
     Jordan Industries Senior Sub. Disc. Notes, 0/11.75%, 4/01/09#...........    21,616,713      11,356,773
     Jordan Industries Senior Notes, 10.375%, 8/01/03........................     5,550,000       5,466,750
=================================================================================================================================


Corporate Bonds --continued                                                                            Market
Name of Issuer                                                                    Principal             Value (Note B)
---------------------------------------------------------------------------------------------------------------------------------
Electronics--.20%
---------------------------------------------------------------------------------------------------------------------------------
     Amphenol Corp. Senior Sub. Notes, 12.75%, 12/15/02......................  $  2,940,000    $  3,189,900

Food & Beverage--2.04%
----------------------------------------------------------------------------------------------------------------------------------
     Envirodyne Industries, Inc. Senior Notes, 10.25%, 12/01/01^.............    20,395,000      20,089,075
     Great American Cookie Senior Sec. Notes, 10.875%, 1/15/01...............     3,500,000       3,377,500
     Specialty Foods Senior Notes, 10.25%, 8/15/01...........................     9,000,000       8,797,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 32,264,075

Food Service--.71%
---------------------------------------------------------------------------------------------------------------------------------
     SCInternational Service, Inc. Sen. Sub. Notes, 13%, 10/01/05............    10,000,000      11,150,000


Furniture--.77%
----------------------------------------------------------------------------------------------------------------------------------
     Lifestyles Furnishings Intl. Ltd. Sen.Sub. Notes, 10.875%, 8/01/06          11,000,000      12,100,000

Gaming--11.55%
----------------------------------------------------------------------------------------------------------------------------------
     Alliance Gaming Corp. Senior Notes, 12.875%, 6/30/03^...................     4,000,000       4,360,000
     Aztar Corp. Senior Sub. Notes, 11%, 10/01/02............................     1,652,000       1,668,520
     Aztar Corp. Senior Sub. Notes, 13.75%, 10/01/04^........................    21,548,000      24,133,760
     Boyd Gaming Corp. Senior Notes, 9.25%, 10/01/03.........................     5,000,000       4,750,000
     Coast Hotels &CasinoFirst Mortgage Notes, 13%, 12/15/02.................    10,000,000      11,250,000
     Eldorado Resorts Senior Sub. Notes, 10.5%, 8/15/06......................     1,500,000       1,582,500
     GB Property Funding Corp. Mortgage Notes, 10.875%, 1/15/04^.............    17,350,000      14,140,250
     Harrahs Operating, Inc. Senior Sub. Notes, 8.75%, 3/15/00...............    20,460,000      20,766,900
     Harrahs Operating, Inc. Senior Sub. Notes, 10.875%, 4/15/02.............     2,115,000       2,210,175
     MGM Grand Hotels First Mortgage Notes, 11.75%, 5/01/99..................    20,445,000      20,929,547
     MGM Grand Hotels First Mortgage Notes, 12%, 5/01/02.....................    31,667,000      33,487,852
     Marvel Holdings Sen. Sec. Disc. Notes, Series B, 0%, 4/15/98^~..........     5,000,000         875,000
     Showboat, Inc. Senior Sub. Notes, 13%, 8/01/09..........................       900,000       1,026,000
     Trump Atlantic City First Mortgage Notes, 11.25%, 5/01/06...............    29,500,000      26,845,000
     Trump Plaza Funding First Mortgage Notes, 10.875%, 6/15/01..............    13,000,000      14,202,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                182,228,004

Grocery Stores--6.24%
----------------------------------------------------------------------------------------------------------------------------------
     Fleming Co., Inc. Medium Term Notes, 9.24%, 2/28/00.....................     5,000,000       4,782,000
     Fleming Co., Inc. Medium Term Notes Series B, 8.74%, 9/19/02............     4,500,000       4,084,200
     Fleming Co., Inc. Medium Term Notes Series C, 6.04%, 7/19/00............     5,000,000       4,475,000
     Fleming Co., Inc. Medium Term Notes, 5.77%, 8/06/98.....................     3,000,000       2,807,700
     Fleming Co., Inc. Floating Sen. Notes, Libor + 2.25%, 12/15/01^.........     9,925,000       8,882,875
     Food 4 Less Holdings Debentures, 0/13.625%, 7/15/05#....................    29,000,000      20,880,000
     Grand Union Company Senior Notes, 12%, 9/01/04^.........................    13,500,000      13,263,750
     P&C Food Market Senior Notes, 11.5%, 10/15/01^..........................    25,590,000      22,775,100
     Smith's Food & Drug Centers Sen. Sub. Notes, 11.25%, 5/15/07............    15,000,000      16,425,000
     Victory Markets, Inc. Sub. Notes, 12.5%, 3/15/00~.......................     2,000,000           5,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 98,380,625
The accompanying notes are an integral part of the financial statements.


Corporate Bonds--continued                                                                            Market
Name of Issuer                                                                    Principal            Value (Note B)
---------------------------------------------------------------------------------------------------------------------------------

Insurance--.45%
---------------------------------------------------------------------------------------------------------------------------------
     First Capital Holdings Sen. Sub. Notes, 13%, 5/15/99~...................  $  4,932,000  $       12,330
     Leucadia National Corp. Conv. Debentures, 5.25%, 2/01/03................     6,975,000       7,044,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  7,057,080

Metals & Mining--1.03%
----------------------------------------------------------------------------------------------------------------------------------
     Kaiser Aluminum Chemical Corp. Sub. Notes, 12.75%, 2/01/03..............     2,000,000       2,150,000
     Kaiser Aluminum Chemical Senior Notes, 10.875%, 10/15/06................    13,500,000      14,107,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 16,257,500

Oil&Gas Exploration--.69%
----------------------------------------------------------------------------------------------------------------------------------
     Santa Fe Energy Resources Senior Sub. Deb., 11%, 5/15/04................    10,000,000      10,900,000

Packaging & Container--5.26%
----------------------------------------------------------------------------------------------------------------------------------
     Florida Coast Paper Co. First Mortgage Notes, 12.75%, 6/01/03...........     2,000,000       1,960,000
     Four M Corp. Senior Notes Series B, 12%, 6/01/06........................     1,500,000       1,492,500
     Gaylord Container Corp. Sen. Sub. Notes, 12.75%, 5/15/05...............     19,000,000      20,710,000
     Owens-Illinois, Inc. Senior Sub. Notes, 10.25%, 4/01/99.................     2,240,000       2,245,600
     Packaging Resources, Inc. Senior Notes, 11.625%, 5/01/03................     8,800,000       9,130,000
     Stone Container Corp. Senior Notes, 11.5%, 8/15/06......................    20,000,000      19,600,000
     Stone Container Corp. Senior Notes, 11.875%, 8/01/16....................    25,000,000      24,500,000
     Stone Container Corp. Conv. Sen. Sub. Notes, 8.875%, 7/15/00 ...........     3,000,000       3,307,500
----------------------------------------------------------------------------------------------------------------------------------
 .............................................................................                    82,945,600
Paper & Forest Products--2.11%
----------------------------------------------------------------------------------------------------------------------------------
     MAXXAM Group, Inc. Senior Disc. Notes, 0/12.25%, 8/01/03#...............    30,000,000      26,100,000
     MAXXAM Group Holdings, Inc. Senior Notes, 12%, 8/01/03..................     7,000,000       7,000,000
     WTDIndustries, Inc. Senior Sub. Deb., 8%, 6/30/05.......................       340,900         187,495
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 33,287,495

Petroleum & Drilling--3.57%
----------------------------------------------------------------------------------------------------------------------------------
     Abraxas Petroleum Corp. Senior Notes, 11.5%, 11/01/04...................     4,000,000       4,260,000
     Global Marine Senior Notes, 12.75%, 12/15/99............................     2,500,000       2,646,875
     Harcor Energy Senior Notes, 14.875%, 7/15/02............................     4,982,000       5,779,120
     Offshore Pipeline Intl., Inc. Senior Notes, 12.875%, 7/15/02............    12,415,000      13,408,200
     Parker Drilling Company Senior Notes, 9.75%, 11/15/06...................     2,000,000       2,065,000
     Triton Energy Senior Sub. Notes, 0%, 11/01/97...........................    29,481,000      28,228,057
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 56,387,252

Publishing & Printing--1.45%
----------------------------------------------------------------------------------------------------------------------------------
     American Pad & Paper Senior Sub. Notes, 13%, 11/15/05...................    19,705,000      22,857,800

Real Estate--2.30%
---------------------------------------------------------------------------------------------------------------------------------
     Crow Winthrop Partnership, 11.85%, 4/01/98~.............................    12,309,100       8,708,688
     Olympia & York Maiden Lane Sec. Notes, 10.375%, 12/31/95~...............    19,535,000       6,055,850
     Rockefeller Center Properties Conv. Deb., 0%, 12/31/00..................    32,700,000      21,541,125
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 36,305,663

   The accompanying notes are an integral part of the financial statements.


Corporate Bonds--continued                                                                            Market
Name of Issuer                                                                    Principal            Value (Note B)
----------------------------------------------------------------------------------------------------------------------------------
Recreation--1.86%
     Genmar Holdings, Inc. Senior Sub. Notes, 13.5%, 7/15/01.................   $18,000,000     $18,090,000
     Outboard Marine Corp. Debentures, 9.125%, 4/15/17^......................     9,750,000       9,116,250
     Royal Caribbean Cruises Sen. Sub. Notes, 11.375%, 5/15/02...............     2,025,000       2,131,312
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 29,337,562
Retail--2.12%
----------------------------------------------------------------------------------------------------------------------------------
     Bradlees, Inc. Senior Sub. Notes, 11%, 8/01/02~.........................     2,000,000         160,000
     Bradlees, Inc. Senior Sub. Notes, 9.25%, 3/01/03~.......................    15,455,000       1,159,125
     Cole National Group, Inc. Senior Notes, 11.25%, 10/01/01................     8,150,000       8,924,250
     Color Tile, Inc. Senior Notes, 10.75%, 12/15/01~........................    21,000,000         840,000
     Eyecare Centers of America, Inc. Senior Notes, 12%, 10/01/03............     7,000,000       7,518,000
     Kay Jewelers, Inc. Debentures, 12.875%, 8/01/99.........................     1,500,000       1,500,000
     McCrory Corp. Sub. Debentures, 9.75%, 9/15/08~..........................     1,251,000          37,530
     Orion Stores Secured Notes, 12.75%, 10/01/98............................     5,444,754       5,682,962
     Town & Country Corp. Senior Sec. Notes, 11.5%, 9/15/97..................     1,992,000       1,852,560
     Town & Country Corp. Senior Sub. Notes, 13%, 5/31/98....................     7,434,949       4,460,969
     Wherehouse Entertainment Senior Sub. Notes, 13%, 8/01/02~...............    15,500,000       1,259,375
----------------------------------------------------------------------------------------------------------------------------------

Retail Food Chains--3.62%
----------------------------------------------------------------------------------------------------------------------------------
     American Restaurant Group Senior Notes, 13%, 9/15/98....................     6,744,674       6,542,334
     American Restaurant Group Senior Notes, 13%, 9/15/98....................     4,231,300       4,125,517
     Family Restaurants Senior Notes, 9.75%, 2/01/02.........................    18,000,000      13,860,000
     Flagstar Corp Senior Notes, 10.875%, 12/01/02...........................    14,200,000      13,916,000
     Flagstar Corp Senior Notes, 10.75%, 9/15/01.............................     8,750,000       8,575,000
     Flagstar Corp  Senior Sub. Notes, 11.25%, 11/01/04~.....................    18,000,000       7,920,000
     Flagstar Corp. Senior Sub. Deb., 11.375%, 9/15/03~......................     5,000,000       2,200,000
---------------------------------------------------------------------------------------------------------------------------------
                    57,138,851

Telecommunications--.61%
----------------------------------------------------------------------------------------------------------------------------------
     Paging Network Senior Sub Notes, 11.75%, 5/15/02........................     9,203,000       9,571,120

Tobacco & Distilling--.07%
---------------------------------------------------------------------------- -----------------------------------------------------
     MacAndrews & Forbes Co. Sen. Sub. Notes, 11.875%, 11/15/02..............     1,000,000       1,057,500


Transportation--.78%
----------------------------------------------------------------------------------------------------------------------------------
     Central Transport Rental Group Notes, 9.5%, 4/30/03.....................     8,440,250       7,933,835
     Continental Airlines, Inc., 12.5%, 4/15/99~@............................     1,400,000          14,000
     Continental Airlines, Inc., 11%, 3/15/95~@..............................     1,000,000           7,500
     Moran Transportation Co. Mortgage Notes, 11.75%, 7/15/04^...............     4,000,000       4,370,000
----------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


Corporate Bonds--continued                                                                            Market
Name of Issuer                                                                    Principal            Value (Note B)
---------------------------------------------------------------------------------------------------------------------------------

Miscellaneous--4.48%
---------------------------------------------------------------------------------------------------------------------------------
     Acadia Partners L.P. Sub. Notes, 13%, 10/01/97..........................   $14,000,000  $   14,350,000
     Darling International Senior Sub. Notes, 11%, 7/15/00...................    12,195,000      12,073,050
     Hines Horticulture Senior Sub. Notes, 11.75%, 10/15/05..................     3,000,000       3,165,000
     Iron Mountain, Inc. Sen. Sub. Notes, 10.125%, 10/01/06..................     2,500,000       2,562,500
     K&F Industries Senior Notes, 11.875%, 12/01/03..........................     8,087,000       8,450,915
     Mosler, Inc. Senior Notes, 11%, 4/15/03.................................    10,340,000       9,667,900
     Pope, Evans & Robbins, Inc., 7%, 5/15/98~@..............................     1,116,669             112
     Primeco, Inc. Senior Sub. Notes, 12.75%, 3/01/05........................     7,000,000       7,980,000
     Specialty Equipment Senior Sub. Notes, 11.375%, 12/01/03................     7,620,000       8,115,300
     Tokheim Corp. Senior Sub. Notes, 11.5%, 8/01/06.........................     4,000,000       4,280,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 70,644,777
=================================================================================================================================
                           Total Corporate Bonds--64.96% (cost--$1,061,912,202)               1,024,659,752


 Treasury Bills--

-------------------------------------------------------------------------------------------------------------------

U.S. Treasury Bills--10.91%
---------------------------------------------------------------------------------------------------------------------------------
     U.S. Treasury Bill, 5/01/97.............................................     25,000,000     24,892,500
     U.S. Treasury Bill, 8/21/97.............................................     50,000,000     48,950,000
     U.S. Treasury Bill, 9/18/97.............................................     25,000,000     24,367,500
     U.S. Treasury Bill, 6/05/97.............................................     25,000,000     24,765,000
     U.S. Treasury Bill, 7/03/97.............................................     25,000,000     24,665,000
     U.S. Treasury Bill, 8/14/97.............................................     25,000,000     24,507,500
----------------------------------------------------------------------------------------------------------------------------------
                              Total Treasury Bills--10.91% (cost--$172,002,615)                   172,147,500
==================================================================================================================================



 Foreign Bonds--

--------------------------------------------------------------------------------------------------------------------

Foreign Bonds--3.62%
----------------------------------------------------------------------------------------------------------------------------------
     Argentina Floating Rate Notes, Libor +.8125%, 3/31/05...................    34,300,070      30,698,562
     Republic of Brazil Discount FRN, Libor+.8125%, 4/15/24..................    33,000,000      26,482,500
----------------------------------------------------------------------------------------------------------------------------------
                                 Total Foreign Bonds--3.62% (cost--$46,085,796)                  57,181,062


The accompanying notes are an integral part of the financial statements.


Stocks--                                                                           Number of          Market
Name of Issuer                                                                       Shares            Value (Note B)
---------------------------------------------------------------------------------------------------------------------------------
Common Stocks--12.38%
----------------------------------------------------------------------------------------------------------------------------------
     American Building Co.+..................................................         8,807         242,192
     Bankers Trust NY^.......................................................       350,000      28,612,500
     Central Transport Rental Group+.........................................     4,111,586       1,413,563
     Chase Manhattan Corp....................................................       200,000      18,725,000
     Chubb Corp.^............................................................       500,000      26,937,500
     Cole National Corp. Class A+ ...........................................        48,000       1,524,000
     C R Anthony Company+....................................................       338,142       2,567,783
     Crompton &Knowles Corp.+................................................       206,724       4,108,640
     Darling International, Inc.+............................................       248,510       6,461,260
     Gaylord Container Corp.+................................................     1,243,799       7,540,531
     Grand Union Co.+........................................................       167,904         598,158
     Homeland Holding Corp.+.................................................         6,354          57,186
     Houlihan's Restaurant Group+............................................       471,386       2,592,623
     International Airline Support Group+....................................       224,540         813,958
     J P Morgan & Co.^.......................................................       200,000      19,600,000
     JPSTextile Group, Inc., Class A@~.......................................        48,878          48,878
     Little Switzerland, Inc.+...............................................       273,659       1,231,466
     MAXXAM, Inc.+...........................................................       200,000       9,050,000
     Mesa, Inc.+.............................................................       128,592         771,552
     NL Industries...........................................................     1,000,000      10,000,000
     Pope, Evans & Robbins, Inc. @~..........................................       316,575               3
     Smith's Food &Drug Centers Class B+.....................................        12,047         412,610
     Specialty Equipment Co.+................................................       400,000       5,250,000
     Telemundo Group, Inc.+..................................................       244,660       7,003,392
     Town & Country Corp. Class A+...........................................     1,079,455         337,330
     Triton Group, LTD +.....................................................       559,966         524,968
     Vons Company, Inc.+.....................................................        30,000       1,972,500
     Walter Industries, Inc.+................................................       536,183       7,305,493
     WestPoint Stevens, Inc.+^...............................................       635,000      24,209,375
     WPS Investors LP+@......................................................       200,000       5,400,000
---------------------------------------------------------------------------------------------------------------------------------
                                Total Common Stocks--12.38%(cost--$168,388,695)                 195,312,461
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks--4.64% PIK
---------------------------------------------------------------------------------------------------------------------------------
     Alliance Gaming Corp. Series B, 15%.....................................         5,400         534,600
     Mesa, Inc. Conv. Series A, 8%...........................................       132,092         990,690
     Time Warner, Inc. Series K, 10.25%......................................        66,759      71,432,130
     Town & Country Corp. Conv., 6%..........................................       299,537         187,211
---------------------------------------------------------------------------------------------------------------------------------
   Total Preferred Stocks--4.64% (cost--$71,960,389)                                             73,144,631

The accompanying notes are an integral part of the financial statements.



Warrants and Units--                                                              Number of             Market
Name of Issuer                                                              Shares or Units               Value (Note B)
---------------------------------------------------------------------------------------------------------------------------------
Warrants and Units--.43%+
---------------------------------------------------------------------------------------------------------------------------------
     Cookies USA, Inc. Warrants..............................................           630           6,300
     Eyecare Center Corp. Warrants...........................................         6,500           6,500
     Federated Dept. Stores C Warrants.......................................       225,869       2,738,661
     Federated Dept. Stores D Warrants.......................................       290,771       3,743,677
     Harcor Energy, Inc. Warrants............................................        88,000         264,000
     Homeland Holding Corp. Warrants.........................................         6,687           6,687
     Jewel Recovery LP Units@................................................       281,290           2,813
---------------------------------------------------------------------------------------------------------------------------------
                              Total Warrants and Units--.43% (cost--$4,345,484)                   6,768,638


                                                                                  Principal
Repurchase Agreement--2.79%
---------------------------------------------------------------------------------------------------------------------------------
     Investors Bank &Trust Repurchase Agreement,5.85%, due 4/1/97............   $44,006,882      44,006,882
---------------------------------------------------------------------------------------------------------------------------------
                       Total Repurchase Agreement--2.79% (cost--$44,006,882)**                   44,006,882
=================================================================================================================================

                  Total Investments--99.73% (cost--$1,568,702,063)                           $1,573,220,926
=================================================================================================================================


     ** Acquired on March 31, 1997. Collateralized by $46,214,946 of various U.S.Government mortgage-backed securities, due through 1/30/02. The maturity value is $44,014,033. As an operating policy, the Trust, through the custodian bank, secures receipt of adequate collateral supporting repurchase agreements.--(see Note H).


-------------------------------------------------------------------------------
PIK  Payment In Kind
~ Non-income producing security due to default or bankruptcy filing + Non-income producing security @ Securities valued in good faith (See Note B)
# Represents a zero coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
^    Pledged to collateralize short-term borrowings (See Note G)


Federal Tax  Information:  At March 31, 1997,  the aggregate  cost of investment securities for income tax purposes was $1,568,843,877. Net unrealized appreciation aggregated $4,377,049 of which $105,067,531 related to appreciated investment securities and $100,690,482 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements.


March 31, 1997
================================================================================

Assets
--------------------------------------------------------------------------------

Investments--at market value
   (cost $1,568,702,063)--Note B.........  $1,573,220,926
Interest receivable.....................       30,304,407
Receivable for investments sold.........        1,012,806
Receivable for shares of beneficial
   interest sold........................        7,759,344
Receivable for dividends................        2,404,216
Miscellaneous receivable................              223
--------------------------------------------------------------------------------
   Total Assets.........................    1,614,701,922
Liabilities
================================================================================
Payable for investments purchased.......       10,569,757
Payable for shares of beneficial
   interest repurchased.................       24,663,359
Trustee fees payable--Note C.............       1,998,037
Accrued expenses........................           53,487
-------------------------------------------------------------------------------
   Total Liabilities....................       37,284,640
================================================================================
Net Assets..............................   $1,577,417,282
================================================================================

Net Assets Consist of --Note B:
Capital, at a $1.00 par value...........  $   141,143,178
Paid-in surplus.........................    1,414,149,043
 Accumulated net realized gain
    on investments......................       17,882,692
Net unrealized appreciation of
    investments.........................        4,518,863
Distributions in excess of
   net investment income................         (276,494)
--------------------------------------------------------------------------------
Net Assets, for 141,143,178 shares
    outstanding.........................   $1,577,417,282
================================================================================

Net Asset Value, offering price
and redemption price per share
($1,577,417,282/141,143,178 shares)               $11.18



Statement of Operations

Six Months Ended March 31, 1997
===============================================================================
Investment Income
--------------------------------------------------------------------------------

     Interest............................      $63,040,268
     Dividends...........................        2,927,216
     Other income........................          681,940
--------------------------------------------------------------------------------

               Total Income..............       66,649,424
Expenses
--------------------------------------------------------------------------------

     Trustee fees--Note C       $3,693,556
     Administrative
        expenses and
        salaries............       314,070
     Computer and
        related expenses....        88,430
     Registration and
         filing fees........        82,483
     Printing, postage
          and stationery....        77,750
     Interest--Note G........       67,063
     Custodian fees.........        53,155
     Auditing fees..........        33,855
     Other expenses.........        18,300
     Legal fees.............        12,350
     Insurance..............         5,625
--------------------------------------------------------------------------------
               Total Expenses ...........        4,446,637
--------------------------------------------------------------------------------
               Net Investment Income            62,202,787
================================================================================

Realized and Unrealized Gain (Loss)....
on Investments--Note B:
--------------------------------------------------------------------------------
     Net realized gain from investment
        transactions.....................       33,607,939
     Change in unrealized appreciation
         of investments..................          457,932
--------------------------------------------------------------------------------
Net Gain on Investments..................       34,065,871
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
   from Operations.......................      $96,268,658
================================================================================


                                   Six Months
                                                                                  Ended
                                                                              March 31,              Year Ended
                                                                                   1997           September 30, 1996 (unaudited)
1996
----------------------------------------------------------------------------------------------------------------------------------

Increase in Net Assets
From Operations:
   Net investment income................................................  $    62,202,787        $    87,229,924
   Net realized gain from investment transactions.......................       33,607,939             14,771,550
   Change in unrealized appreciation of investments.....................          457,932             39,213,982
                                                                             ------------           ------------

        Net Increase in Net Assets Resulting from
        Operations......................................................       96,268,658            141,215,456



Distributions to Shareholders from Net Investment Income................      (64,329,376)           (87,486,984)
   ($.52 and $.99 per share, respectively)

From Net Trust Share Transactions--Note E ...............................     344,994,093            349,196,435
                                                                             ------------           ------------
        Total Increase in Net Assets....................................      376,933,375            402,924,907


==================================================================================================================================
Net Assets:
   Beginning of Period..................................................    1,200,483,907            797,559,000
                                                                             ------------           ------------
   End of Period (including distributions in excess of income of ($276,494) and undistributed net investment income
   of $1,850,095).......................................................   $1,577,417,282         $1,200,483,907
==================================================================================================================================

The accompanying notes are an integral part of the financial statements.

Note A-Organization
     Northeast Investors Trust (the Trust), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B-Significant Accounting Policies
     Significant accounting policies of the Trust are as follows:
     Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Securities may also be valued on the basis of valuations  furnished  by a  pricing  service  that uses  both  dealer  supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities.
     Federal Income Taxes: The Trust does not provide for federal income taxes as it is the policy of the Trust to distribute its taxable income for each year in taxable dividends so as to qualify as a regulated investment company under the Internal Revenue Code.
     State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.
     Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.
     Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Original issue discount on bonds and step-up bonds is accreted according to the effective-yield method. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK);
interest on such securities is recorded on the accrual basis by means of the effective-yield method.
       Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
     Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Trustees' Compensation
     Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust.

Note D-Capital Loss Carryforward
     At September 30, 1996, the Trust had $15,626,506 in accumulated net realized losses on sales of investments available to be carried forward to offset future net realized gains on sales of investments. To the extent that such carryforwards are utilized by the Trust, no capital gains distributions
will  be  made.   The   carryforwards   expire   as   follows:   September   30,
1998-$9,909,289,    September    30,    1999-$3,468,054    and   September   30,
2002-$2,249,163.


Note E-Shares of Beneficial Interest
     At March 31, 1997, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                                               Six Months Ended               Year Ended
                                                               March 31, 1997                 September 30, 1996
                                                          ----------------------------   ----------------------------
                                                            Shares          Amount         Shares          Amount
                                                          ------------   -------------   ------------   -------------

Shares sold.............................................    50,743,388    $566,983,652     60,008,485    $631,430,398
Shares issued to shareholders in reinvestment of
    distributions from net investment income............     3,873,326      42,769,060      5,469,554      56,729,325
                                                         -----------------------------  ------------- ---------------
                                                            54,616,714     609,752,712     65,478,039     688,159,723
Shares repurchased......................................   (23,699,893)   (264,758,619)   (32,457,819)   (338,963,288)
                                                         -----------------------------  ------------- ---------------
   Net Increase.........................................    30,916,821    $344,994,093     33,020,220    $349,196,435
                                                         =============================  ============= ===============

Note F-Purchases and Sales of Investments
     Purchases and sales of securities, other than short-term securities, aggregated $338,073,301 and $173,250,759, respectively, for the period ended March 31, 1997.


Note G-Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At March 31, 1997 the Trust has unused lines of credit amounting to $130,000,000. The committed lines of credit may be terminated at the banks' option at their annual renewal dates. There were no short term borrowings for the period ended March 31, 1997.

Interest expense includes commitment fees of $67,063. Under the most restrictive arrangement, the Trust must pledge to the banks securities having a market value equal to or greater than 200% of the total bank borrowings. Securities with principal amounts and market values aggregating $98,066,000 and $144,945,140, respectively, have been pledged to collateralize short-term borrowings.

Note H-Repurchase Agreement
     On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.


                         Six Months
                         Ended
                         March 31,
                         (unaudited)                          Year Ended September 30,
Per Share Data             1997     1996     1995     1994    1993     1992~    1991~    1990~   1989~    1988~    1987~


Net asset value:
  Beginning of Period...  $10.90   $10.33   $10.02   $9.94   $9.50    $8.83    $8.81    $11.18  $12.16   $12.89   $13.60
                          -----    -----    -----    -----   -----    -----    -----    -----   -----    -----    -----

Income From Investment
  Operations:
Net investment income...     .50      .98      .98     .98    1.04     1.15     1.32     1.45    1.50     1.65     1.55
Net realized and
  unrealized gain (loss)
  on investment.........     .30      .58      .29     .09     .42      .67      .04    (2.39)   (.94)    (.44)    (.80)
                           -----      -----    -----    -----   -----    -----    -----    -----   -----    -----    -----
Total from investment
  operations............     .80     1.56     1.27    1.07    1.46     1.82     1.36     (.94)    .56     1.21      .75

Less Distributions:
  Net investment income.   (.52)     (.99)    (.96)   (.99)  (1.02)   (1.15)   (1.34)   (1.43)   (1.54)  (1.94)+  (1.46)


Net asset value:
  End ofPeriod..........     $11.18     $10.90   $10.33   $10.02  $9.94    $9.50    $8.83    $8.81   $11.18   $12.16   $12.89
                             ======     ======   ======   ======   =====    =====    =====    =====  ======   ======   ======

Total return............       7.86%   15.98%    13.44%   10.96%   16.25%   21.85%   17.63%   (8.87)% 4.87%    10.62%    5.44%

Ratios &Supplemental Data

Net assets end of
   period (in millions).    $1,577.4 $1,200.4   $797.5   $582.0   $474.9   $452.7  $310.6   $277.1  $385.3   $404.2    $347.8
Ratio of operating
   expenses to average
   net assets...........     .64%**    .66%    .67%      .70%     .73%     .79%     .88%   .78%     .72%     .75%    .76%   .
Ratio of interest expense
   to average net assets     .01%**    .03%    .35%      .36%     .48%     .65%    1.01%   .69%     .61%     .66%    .71%
Ratio of net investment
   income to average
   net assets ..........     8.95%     9.41%  9.77%     9.37%    10.53%   12.36%   15.38%   14.35%   12.68%   13.16%  11.59%

Portfolio turnover rate.     26.43%**  32.01% 40.58%   73.36%    75.72%   59.41%   33.77%   21.23%   33.61%   17.35%  52.03%
Average broker
   commission>..........     $0.06  $0.06

+Includes accumulated undistributed net investment income (including original issue discount)through December 31, 1987 as required under the excise tax provisions of the Tax Reform Act of 1986, estimated by the trustees to be $.42 per share.

~ Audited by other auditors.

** Annualized

> For fiscal years beginning on or after January 1, 1996 the Trust is required to disclose its average commission rate per share paid for security trades.

Trustees
-------------------------------------------------------------------------------
Ernest E. Monrad
C. Earl Russell
Robert B. Minturn, Jr.
Fred L. Glimp
Bruce H. Monrad
J. Murray Howe

Officers
-------------------------------------------------------------------------------
Ernest E. Monrad, Chairman
William A. Oates, Jr., President
Robert B. Minturn, Jr., Vice President & Clerk
Gordon C. Barrett, Vice President & Treasurer
Bruce H. Monrad, Vice President
Kelly A. Beatty, Asst. Vice President
Lisa A. Hislop, Asst. Vice President


Custodian
-------------------------------------------------------------------------------
Investors Bank & Trust Company
     89 South Street
     Boston, MA  02111

Legal Counsel
-------------------------------------------------------------------------------
Mintz, Levin, Cohn, Ferris, Glovsky
  and Popeo, P.C.
     One Financial Center
     Boston, Massachusetts 02111

Transfer Agent
-------------------------------------------------------------------------------
Northeast Investors Trust
     50 Congress Street
     Boston, Massachusetts 02109

Independent Accountants
-------------------------------------------------------------------------------
Coopers & Lybrand L.L.P.
     One Post Office Square
     Boston, Massachusetts 02109



This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust's shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.

Shares of the Fund are sold to investors at net asset value by
                             Northeast Investors Trust
                               50 Congress Street
                           Boston, Massachusetts 02109
                                  800-225-6704
                                  617-523-3588